Note 10 - Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
				Number of
				Shares
				Outstanding
	Exercisable	Expiration	Exercise	Under
Issuance Date	for	Date	Price	Warrants

September 2014	Common Shares	September 23, 2019	$0.53	940,189
September 2014	Common Shares	September 30, 2024	$0.53	471,698
October 2014	Common Shares	October 13, 2019	$0.53	237,000
October 2014	Common Shares	October 31, 2019	$0.53	11,250
November 2014	Common Shares	November 19, 2019	$0.53	100,000
February 2015	Common Shares	February 17, 2025	$0.50	605,556
March 2015	Common Shares	March 26, 2025	$0.34	11,628
May 2015	Common Shares	May 12, 2025	$0.53	289,827
May 2015	Common Shares	May 14, 2025	$0.37	25,000
May 2015	Common Shares	May 17, 2020	$0.53	172,675
				2,864,823

				Number of
				Shares
	Series			Outstanding	Fair Value
	Exercisable	Expiration	Exercise	Under	December 31,
Issuance Date	for	Date	Price	Warrants	2013

December 2008	Series A	December 2, 2018	$0.61	196,721	$44,000
April 2009	Series A	April 2, 2019	0.61	245,900	58,000
November 2010	Series A	November 19, 2020	0.61	163,934	47,000
May 2011	Series B	May 6, 2021	0.05	2,000,000	54,000
June 2011	Series B	June 30, 2021	0.05	4,000,000	108,000
September 2011	Series B	September 9, 2021	0.05	4,000,000	108,000
November 2011	Series B	November 30, 2021	0.05	1,000,000	28,000
December 2011	Series B	December 19, 2021	0.05	1,000,000	28,000
January 2012	Series B	January 31, 2022	0.05	910,445	28,000
February 2012	Series B	February 28, 2022	0.05	738,535	23,000
April 2012	Series B	April 16, 2022	0.05	2,351,019	73,000
April 2012	Series A	April 19, 2022	0.61	73,770	25,000
				16,680,324	$624,000